JAY L. SWANSON (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

April 9, 2018

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549

Re:	Heartland Financial USA, Inc. Registration Statement on Form S-4 Filed March 19, 2018 File No. 333-223763

Dear Ms. Purnell:
Accompanying this letter and filed electronically by EDGAR is Amendment No. 1 (the “Amendment”) to the above Registration Statement on Form S-4 (the “Registration Statement”) of Heartland Financial USA, Inc. (the “Company”).
As you know, the Amendment is being filed in response to your request that the Registration Statement incorporate by reference the Company’s definitive proxy statement for the Annual Meeting of Stockholders of the Company to be held on May 16, 2018. The Company’s definitive proxy materials were filed with the Commission on Friday, April 6, 2018, and the proxy statement/prospectus (the “Proxy Statement Prospectus”) contained in the Amendment incorporates the definitive proxy statement by reference.
In addition, the Proxy Statement/Prospectus contains certain updated information reflecting the recent trading price of the Company’s common stock. Finally, a few updating and clean-up changes are included in the Proxy Statement/Prospectus.
As we discussed last week, the Company would appreciate it if the Commission would declare the Registration Statement effective today. The Company has filed an acceleration request concurrently with the filing of the Amendment.
As soon as you are in a position to advise us that the Commission has declared the Registration Statement effective, please contact me (telephone number: (612) 340-2763; e-mail address: swanson.jay@dorsey.com).
The Company and I want to thank you very much for your cooperation and responsiveness (and particularly for your efforts to have the Registration Statement declared effective today).
Sincerely,
/s/ Jay L. Swanson
Jay L. Swanson
JLS:jmz

cc:    Mr. Bryan R. McKeag
Mr. Michael J. Coyle
Mr. J. Daniel Patten
Heartland Financial USA, Inc.

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com